Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Currency Forward Contracts

As at December 31, 2012, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)		Average Forward	Expected Maturity 2013
	(thousands)	Hedge	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	195,000	1	2,044	5.94	32,848
British Pound	1,500	—	115	0.65	2,322
Euro	1,800	—	(7)	0.76	2,382

		1	2,152		37,552

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at December 31, 2012, the Partnership was committed to the following cross currency swaps:

Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Fair Value /
Amount NOK	Amount USD	Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable	Asset (Liability)	Remaining Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		9,890	0.9
600,000	101,400	NIBOR	5.75%				7.49%	3,545	4.1

								13,435

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	900,000	(202,498)	11.5	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	507,458	(67,451)	6.9	4.0
U.S. Dollar-denominated interest rate swaps(2)(4)	LIBOR	98,500	(782)	0.9	1.1

		1,505,958	(270,731)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2012, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Notional amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2012
Foreign currency contracts – cash flow hedges	—	1	—	—	—	—
Foreign currency contracts – not designated as hedges	—	2,159	—	—	(7)	—
Cross currency swap - not designated as hedges	284	10,238	2,913	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap - not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were recognized in (1) other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

	Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Income (Loss)			Balance Sheet (AOCI)	Statement of (Loss) Income
Effective Portion $	Effective Portion $	Ineffective Portion $		Effective Portion $	Effective Portion $	Ineffective Portion $
713	—	—	Vessel operating expenses	319	833	(300)	Vessel operating expenses
	217	(440)	General and administrative expenses		1,512	(6)	General and administrative expenses

713	217	(440)		319	2,345	(306)

	Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion $	Effective Portion $	Ineffective Portion $
(3,154)	34	(2,819)	Vessel operating expenses
	(3,277)	(1,417)	General and administrative expenses

(3,154)	(3,243)	(4,236)

Effect of Gains (Losses) on Derivatives

The effect of the gains (losses) on these derivatives on the consolidated statements of income (loss) for the years ended 2012, 2011, and 2010 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(58,596)	(58,475)	(49,224)
Foreign currency forward contracts	2,969	4,704	(1,029)

	(55,627)	(53,771)	(50,253)

Unrealized gains (losses) relating to:
Interest rate swaps	26,100	(100,306)	(10,408)
Foreign currency forward contracts	3,178	(5,667)	4,995

	29,278	(105,973)	(5,413)

Total realized and unrealized (losses) gains on derivative instruments	(26,349)	(159,744)	(55,666)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)
The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized gains	2,992	2,881	198
Unrealized gains (losses)	10,700	(1,581)	4,031

Total realized and unrealized gains on cross currency swaps	13,692	1,300	4,229